Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Parent country source	$ 14	$ (1,036)	$ (627)
Foreign sources	1,360	2,383	1,807
Income (loss) before taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates	$ 1,374	$ 1,347	$ 1,180